Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the Dodd-Frank Act and SEC rules, the following disclosure provides the relationship between executive compensation actually paid (as defined by SEC rules) and the financial performance of VS&Co over the applicable time period.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO (1) ($) (Super)	Summary Compensation Table Total for PEO (1) ($) (Waters)	Compensation Actually Paid to PEO (2) ($) (Super)	Compensation Actually Paid to PEO (2) ($) (Waters)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (2) ($)	Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net Income ($)	Operating Income (4) ($)

2024	8,533,370	12,750,535	11,429,774	6,837,495	3,778,107	4,622,728	62	142	169,000,000	310,000,000

2023	–	10,925,251	–	1,626,259	3,823,312	1,696,135	46	108	116,000,000	246,000,000

2022	–	12,519,912	–	(3,313,155)	4,884,890	2,915,978	67	77	338,000,000	478,000,000

2021	–	12,905,231	–	27,852,235	4,601,134	9,248,185	96	93	646,000,000	870,000,000
(1) Ms. Super began serving as the Principal Executive Officer (“PEO”) on September 9, 2024. Mr. Waters was the PEO prior to Ms. Super’s appointment and the PEO for fiscal 2023, 2022 and 2021.
Non-PEO
NEOs include Mr. Sekella, Mr. Boyle, Ms. McAfee, Mr. Johnson, Ms. Rupp and Mr. Unis for fiscal 2024; Mr. Johnson, Ms. McAfee, Ms. Rupp and Mr. Unis for fiscal 2023; Mr. Johnson, Amy Hauk, Ms. Rupp and Mr. Unis for fiscal 2022; and Mr. Johnson, Mr. Boyle, Ms. Hauk, and Mr. Unis for fiscal 2021.
(2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

Hillary Super

2024	481,319	–	1,532,621	769,426	8,533,370	(5,750,004)	8,646,408	11,429,774

Martin Waters

2024	721,154	45,139	3,144,125	548,049	12,750,535	(8,292,068)	2,379,028	6,837,495

2023	1,250,000	–	788,738	35,315	10,925,251	(8,851,198)	(447,794)	1,626,259

2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)

2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235
Non-PEO
NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2024	641,710	–	1,312,795	133,948	3,778,107	(1,689,654)	2,534,275	4,622,728

2023	873,656	240,000	439,064	29,836	3,823,312	(2,240,756)	113,579	1,696,135

2022	758,032	375,000	466,226	165,720	4,884,890	(3,119,912)	1,151,000	2,915,978

2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185
(a) Represents the grant date fair value of equity-based awards granted each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2024, 2023, 2022 and 2021 is further detailed in the tables below. “FYE” means fiscal year end.

COMPENSATION DISCUSSION AND ANALYSIS

2024	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2024 (i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP (i) ($)

PEO Super	8,646,408	–	–	–	–	8,646,408

PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028

Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2023 (i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP (i) ($)

PEO	4,395,585	–	(3,969,929)	(873,450)	–	(447,794)

Non-PEO NEOs	1,512,258	–	(1,006,822)	(391,857)	–	113,579

2022	Fair Value of 2022 Equity Awards at FYE (i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2022 (i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP (i) ($)

PEO	4,435,401	–	(10,211,635)	(606,418)	–	(6,382,652)

Non-PEO NEOs	2,034,300	–	(642,337)	(240,963)	–	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE (i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2021 (i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP (i) ($)

PEO	17,324,891	–	3,395,520	726,622	–	21,447,033

Non-PEO NEOs	3,070,976	–	1,597,970	1,018,106	–	5,687,051
(i) PSU awards assume payout performance in alignment with accruals at each fiscal year end. Stock option volatility for Black Scholes valuations pre-spinoff
from L Brands is based on the historical L Brands volatility measured over a
4.7-year
period (expected life at grant date for the most recent options granted by L Brands). Stock option volatility for Black Scholes valuations post-spinoff is based on the average volatility of peers in the S&P 1500 Specialty Retail Index using 10 years of daily historical stock price data due to the limited stock history for VS&Co. Utilizes an expected life of 4.73 years from stock options granted March 16, 2021, adjusted for time elapsed from grant date to measurement date (e.g., period end date or vesting date) and adjusted for the percentage the award is in-the-money
or
out-of-the-money.
One percent (1%) dividend yield used for
pre-spinoff
measurement dates consistent with the dividend yield from the March 16, 2021 annual grant. Zero percent (0%) dividend yield used for measurement dates post-spinoff due to VS&Co having no history of granting dividends and no plans to grant dividends in the near future. The risk-free rate utilized in the Black Scholes valuations is based on treasury constant maturity yields as reported in the H.15 Federal Reserve Statistical Release for the respective valuation date with a term corresponding to the expected life for the award at the measurement date.
(3) The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2024 Annual Report pursuant to Item 201(e) of Regulation
S-K:
the S&P 500 Consumer Discretionary Distribution & Retail Index.
(4) We have selected operating income as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to our NEOs to company performance for fiscal 2024.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	Ms. Super began serving as the Principal Executive Officer (“PEO”) on September 9, 2024. Mr. Waters was the PEO prior to Ms. Super’s appointment and the PEO for fiscal 2023, 2022 and 2021.
Non-PEO
	NEOs include Mr. Sekella, Mr. Boyle, Ms. McAfee, Mr. Johnson, Ms. Rupp and Mr. Unis for fiscal 2024; Mr. Johnson, Ms. McAfee, Ms. Rupp and Mr. Unis for fiscal 2023; Mr. Johnson, Amy Hauk, Ms. Rupp and Mr. Unis for fiscal 2022; and Mr. Johnson, Mr. Boyle, Ms. Hauk, and Mr. Unis for fiscal 2021.
Peer Group Issuers, Footnote	The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2024 Annual Report pursuant to Item 201(e) of Regulation
S-K:
	the S&P 500 Consumer Discretionary Distribution & Retail Index.
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

Hillary Super

2024	481,319	–	1,532,621	769,426	8,533,370	(5,750,004)	8,646,408	11,429,774

Martin Waters

2024	721,154	45,139	3,144,125	548,049	12,750,535	(8,292,068)	2,379,028	6,837,495

2023	1,250,000	–	788,738	35,315	10,925,251	(8,851,198)	(447,794)	1,626,259

2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)

2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235

2024	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2024 (i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP (i) ($)

PEO Super	8,646,408	–	–	–	–	8,646,408

PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028

Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2023 (i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP (i) ($)

PEO	4,395,585	–	(3,969,929)	(873,450)	–	(447,794)

Non-PEO NEOs	1,512,258	–	(1,006,822)	(391,857)	–	113,579

2022	Fair Value of 2022 Equity Awards at FYE (i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2022 (i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP (i) ($)

PEO	4,435,401	–	(10,211,635)	(606,418)	–	(6,382,652)

Non-PEO NEOs	2,034,300	–	(642,337)	(240,963)	–	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE (i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2021 (i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP (i) ($)

PEO	17,324,891	–	3,395,520	726,622	–	21,447,033

Non-PEO NEOs	3,070,976	–	1,597,970	1,018,106	–	5,687,051

Non-PEO NEO Average Total Compensation Amount	$ 3,778,107	$ 3,823,312	$ 4,884,890	$ 4,601,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,622,728	1,696,135	2,915,978	9,248,185
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2024	641,710	–	1,312,795	133,948	3,778,107	(1,689,654)	2,534,275	4,622,728

2023	873,656	240,000	439,064	29,836	3,823,312	(2,240,756)	113,579	1,696,135

2022	758,032	375,000	466,226	165,720	4,884,890	(3,119,912)	1,151,000	2,915,978

2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185
(a) Represents the grant date fair value of equity-based awards granted each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2024, 2023, 2022 and 2021 is further detailed in the tables below. “FYE” means fiscal year end.

2024	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2024 (i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP (i) ($)

PEO Super	8,646,408	–	–	–	–	8,646,408

PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028

Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2023 (i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP (i) ($)

PEO	4,395,585	–	(3,969,929)	(873,450)	–	(447,794)

Non-PEO NEOs	1,512,258	–	(1,006,822)	(391,857)	–	113,579

2022	Fair Value of 2022 Equity Awards at FYE (i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2022 (i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP (i) ($)

PEO	4,435,401	–	(10,211,635)	(606,418)	–	(6,382,652)

Non-PEO NEOs	2,034,300	–	(642,337)	(240,963)	–	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE (i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2021 (i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP (i) ($)

PEO	17,324,891	–	3,395,520	726,622	–	21,447,033

Non-PEO NEOs	3,070,976	–	1,597,970	1,018,106	–	5,687,051

Compensation Actually Paid vs. Total Shareholder Return	Company TSR and Peer Group TSR The chart below compares VS&Co’s TSR performance to the TSR performance of the S&P 500 Consumer Discretionary Distribution & Retail Index.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Certain Financial Measures
As shown in the chart below, the PEO and average
non-PEO
NEO’s CAP amounts are aligned with Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to our stock price as well as our financial performance.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Certain Financial Measures
As shown in the chart below, the PEO and average
non-PEO
NEO’s CAP amounts are aligned with Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to our stock price as well as our financial performance.

Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR The chart below compares VS&Co’s TSR performance to the TSR performance of the S&P 500 Consumer Discretionary Distribution & Retail Index.
Tabular List, Table
Pay Versus Performance Tabular List
The three items listed below represent the most important metrics for determining pay in the previous year, as further described in the Short-Term Performance-Based Cash Incentive Compensation and Long-Term Equity Compensation sections in the CD&A. The performance measures in this table are not ranked by relative importance.
Most Important Performance Measures
Operating Income
Relative Total Shareholder Return
Revenue

Total Shareholder Return Amount	$ 62	46	67	96
Peer Group Total Shareholder Return Amount	142	108	77	93
Net Income (Loss)	$ 169,000,000	$ 116,000,000	$ 338,000,000	$ 646,000,000
Company Selected Measure Amount	310,000,000	246,000,000	478,000,000	870,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Ms. Super began [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,533,370	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 11,429,774	0	0	0
PEO Name	Ms. Super began
Mr. Waters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,750,535	10,925,251	12,519,912	12,905,231
PEO Actually Paid Compensation Amount	$ 6,837,495	1,626,259	(3,313,155)	27,852,235
PEO Name	Mr. Waters
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,969,929)	(10,211,635)	3,395,520
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(873,450)	(606,418)	726,622
PEO | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(447,794)	(6,382,652)	21,447,033
PEO | Fair Value Of Current Year Equity Awards At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,395,585	4,435,401	17,324,891
PEO | Ms. Super began [Member]
Pay vs Performance Disclosure
Salary	$ 481,319
Bonus	0
All Other Compensation	769,426
NonEquity Incentive Plan Compensation	1,532,621
PEO | Ms. Super began [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Super began [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Super began [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Super began [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,750,004)
PEO | Ms. Super began [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,646,408
PEO | Ms. Super began [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Super began [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,646,408
PEO | Ms. Super began [Member] | Fair Value Of Current Year Equity Awards At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,646,408
PEO | Mr. Waters [Member]
Pay vs Performance Disclosure
Salary	721,154	1,250,000	1,250,000	1,250,000
Bonus	45,139	0	1,000,000	1,600,000
All Other Compensation	548,049	35,315	31,097	125,956
NonEquity Incentive Plan Compensation	3,144,125	788,738	788,400	3,395,700
PEO | Mr. Waters [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	923,998
PEO | Mr. Waters [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,920
PEO | Mr. Waters [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(416,125)
PEO | Mr. Waters [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,292,068)	(8,851,198)	(9,450,415)	(6,500,029)
PEO | Mr. Waters [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,028	(447,794)	(6,382,652)	21,447,033
PEO | Mr. Waters [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,333,114)
PEO | Mr. Waters [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,028
PEO | Mr. Waters [Member] | Fair Value Of Current Year Equity Awards At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,628,350
Non-PEO NEO
Pay vs Performance Disclosure
Salary	641,710	873,656	758,032	785,979
Bonus	0	240,000	375,000	950,000
All Other Compensation	133,948	29,836	165,720	79,702
NonEquity Incentive Plan Compensation	1,312,795	439,064	466,226	1,731,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,858	(1,006,822)	(642,337)	1,597,970
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,481	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,023)	(391,857)	(240,963)	1,018,106
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,689,654)	(2,240,756)	(3,119,912)	(1,040,000)
Non-PEO NEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,534,275	113,579	1,151,000	5,687,051
Non-PEO NEO | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,461)	0	0	0
Non-PEO NEO | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,534,275	113,579	1,151,000	5,687,051
Non-PEO NEO | Fair Value Of Current Year Equity Awards At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,574,419	$ 1,512,258	$ 2,034,300	$ 3,070,976